Cover	Mar. 03, 2025
Cover [Abstract]
Entity Registrant Name	PEDEVCO CORP.
Entity Central Index Key	0001141197
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 03, 2025
Entity File Number	001-35922
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	22-3755993
Entity Address Address Line 1	575 N. Dairy Ashford
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Local Phone Number	221-1768
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PED
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false